Condensed Consolidated Cash Flow Statement $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024 USD ($)		Jun. 30, 2023 USD ($)		Dec. 31, 2023 USD ($)
Cash flow from operating activities
Net profit for the period	$ 403.4		$ 339.1		$ 648.0
Adjustments:
Profit from sale of vessels	(27.6)		(3.5)		(50.4)
Depreciation and amortization	89.9		72.1		149.3
Financial income	(14.1)		(6.7)		(14.3)
Financial expenses	37.2		30.5		60.9
Tax	0.5		0.4		4.0
Other non-cash movements	16.6		(12.4)		14.5
Interest received and realized exchange gains	14.1		6.7		14.3
Interest paid and realized exchange losses	(30.2)		(32.4)		(66.0)
Income taxes paid	(0.6)		(1.5)		(3.1)
Change in inventories, receivables and payables, etc.	(20.8)		15.0		47.8
Net cash flow from operating activities	468.4		407.3		805.0
Cash flow from investing activities
Investment in tangible fixed assets	(262.3)	[1]	(333.6)	[1]	(509.7)	[1]
Investment in intangible fixed assets	(0.9)		(0.2)		(0.6)
Sale of tangible fixed assets	88.4		16.0		166.4
Change in restricted cash	24.8		(26.6)		(26.7)
Net cash flow from investing activities	(150.0)		(344.4)		(370.6)
Cash flow from financing activities
Proceeds, borrowings	302.2		439.4		676.4
Repayment, borrowings	(101.4)		(253.2)		(585.4)
Dividend paid	(267.7)		(336.6)		(586.4)
Capital increase	10.6	[1]	6.2	[1]	6.2	[1]
Transaction costs share issue	(0.5)		(0.1)		(0.2)
Net cash flow from financing activities	(56.8)		(144.3)		(489.4)
Net cash flow from operating, investing and financing activities	261.6		(81.4)		(55.0)
Cash and cash equivalents beginning balance	265.5		320.5		320.5
Cash and cash equivalents ending balance	527.1		239.1		265.5
Restricted cash equivalents ending balance	5.3		29.9		30.1
Cash and cash equivalents including restricted cash ending balance	$ 532.4		$ 269.0		$ 295.6

[1]	¹⁾ During the first six months of 2024, share capital was increased by USD 227.8m (30 June 2023: USD 54.7m, 31
December 2023: USD 92.7m) in total including an USD 217.2m (30 June 2023: USD 48.5m, 31 December 2023: USD
86.5m) non-cash share issue in relation to purchase of 11 (30 June 2023: Three, 31 December 2023: Five) vessels.